Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Level 1 USD ($)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2010 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 Unlisted securities USD ($)	Mar. 31, 2010 Level 1 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 1 Real estate collateral-dependent loans (net of allowance for probable loan losses) USD ($)	Mar. 31, 2010 Level 1 Real estate collateral-dependent loans (net of allowance for probable loan losses) JPY (¥)	Mar. 31, 2011 Level 1 Land and buildings undeveloped or under construction USD ($)	Mar. 31, 2010 Level 1 Land and buildings undeveloped or under construction JPY (¥)	Mar. 31, 2011 Level 1 Certain investment in affiliates USD ($)	Mar. 31, 2011 Level 1 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 Level 1 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 Level 1 Investment in operating leases JPY (¥)	Mar. 31, 2011 Level 1 Loans Held-for-Sale USD ($)	Mar. 31, 2011 Level 1 Investment in operating leases and other operating assets USD ($)	Mar. 31, 2011 Level 2 USD ($)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2010 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 Unlisted securities USD ($)	Mar. 31, 2010 Level 2 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 2 Real estate collateral-dependent loans (net of allowance for probable loan losses) USD ($)	Mar. 31, 2010 Level 2 Real estate collateral-dependent loans (net of allowance for probable loan losses) JPY (¥)	Mar. 31, 2011 Level 2 Land and buildings undeveloped or under construction USD ($)	Mar. 31, 2010 Level 2 Land and buildings undeveloped or under construction JPY (¥)	Mar. 31, 2011 Level 2 Certain investment in affiliates USD ($)	Mar. 31, 2010 Level 2 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 Level 2 Investment in operating leases JPY (¥)	Mar. 31, 2011 Level 2 Loans Held-for-Sale USD ($)	Mar. 31, 2011 Level 2 Loans Held-for-Sale JPY (¥)	Mar. 31, 2011 Level 2 Investment in operating leases and other operating assets USD ($)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 Unlisted securities USD ($)	Mar. 31, 2011 Level 3 Unlisted securities JPY (¥)	Mar. 31, 2010 Level 3 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 3 Real estate collateral-dependent loans (net of allowance for probable loan losses) USD ($)	Mar. 31, 2011 Level 3 Real estate collateral-dependent loans (net of allowance for probable loan losses) JPY (¥)	Mar. 31, 2010 Level 3 Real estate collateral-dependent loans (net of allowance for probable loan losses) JPY (¥)	Mar. 31, 2011 Level 3 Land and buildings undeveloped or under construction USD ($)	Mar. 31, 2011 Level 3 Land and buildings undeveloped or under construction JPY (¥)	Mar. 31, 2010 Level 3 Land and buildings undeveloped or under construction JPY (¥)	Mar. 31, 2011 Level 3 Certain investment in affiliates USD ($)	Mar. 31, 2011 Level 3 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 Level 3 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 Level 3 Investment in operating leases JPY (¥)	Mar. 31, 2011 Level 3 Loans Held-for-Sale USD ($)	Mar. 31, 2011 Level 3 Investment in operating leases and other operating assets USD ($)	Mar. 31, 2011 Level 3 Investment in operating leases and other operating assets JPY (¥)	Mar. 31, 2011 Unlisted securities USD ($)	Mar. 31, 2011 Unlisted securities JPY (¥)	Mar. 31, 2010 Unlisted securities JPY (¥)	Mar. 31, 2011 Real estate collateral-dependent loans (net of allowance for probable loan losses) USD ($)	Mar. 31, 2011 Real estate collateral-dependent loans (net of allowance for probable loan losses) JPY (¥)	Mar. 31, 2010 Real estate collateral-dependent loans (net of allowance for probable loan losses) JPY (¥)	Mar. 31, 2011 Land and buildings undeveloped or under construction USD ($)	Mar. 31, 2011 Land and buildings undeveloped or under construction JPY (¥)	Mar. 31, 2010 Land and buildings undeveloped or under construction JPY (¥)	Mar. 31, 2011 Certain investment in affiliates USD ($)	Mar. 31, 2011 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 Certain investment in affiliates JPY (¥)	Mar. 31, 2010 Investment in operating leases JPY (¥)	Mar. 31, 2011 Loans Held-for-Sale USD ($)	Mar. 31, 2011 Loans Held-for-Sale JPY (¥)	Mar. 31, 2011 Investment in operating leases and other operating assets USD ($)	Mar. 31, 2011 Investment in operating leases and other operating assets JPY (¥)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 2,225	¥ 185,042	¥ 171,740	$ 3	¥ 236	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 3	¥ 236	¥ 0	¥ 0	$ 0	$ 0	$ 138	¥ 11,439	¥ 502	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 502	¥ 0	$ 138	¥ 11,439	$ 0	$ 2,084	¥ 173,367	¥ 171,238	$ 45	¥ 3,776	¥ 10,138	$ 1,327	¥ 110,329	¥ 105,948	$ 368	¥ 30,595	¥ 33,978	$ 22	¥ 1,854	¥ 0	¥ 21,174	$ 0	$ 322	¥ 26,813	$ 45	¥ 3,776	¥ 10,138	$ 1,327	¥ 110,329	¥ 105,948	$ 368	¥ 30,595	¥ 33,978	$ 25	¥ 2,090	¥ 502	¥ 21,174	$ 138	¥ 11,439	$ 322	¥ 26,813